CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 2,434,528	$ 5,899,910
Prepaid expenses and other current assets	553,034	619,763
Total current assets	2,987,562	6,519,673
Other assets	35,412	66,850
Total assets	3,022,974	6,586,523
Current liabilities:
Accounts payable	936,994	602,853
Accrued expenses and other current liabilities	352,419	406,745
Notes payable	221,866	289,643
Total liabilities	1,511,279	1,299,241
Stockholders' equity (deficit):
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; none issued or outstanding	0	0
Common stock, $0.0001 par value; 100,000,000 shares authorized; 1,441,157 and 492,304 shares issued and outstanding at December 31, 2024 and December 31, 2023, respectively	144	49
Additional paid-in capital	83,435,169	81,635,074
Accumulated deficit	(81,923,618)	(76,347,841)
Total stockholders' equity	1,511,695	5,287,282
Total liabilities and stockholders' equity	$ 3,022,974	$ 6,586,523